Convertible Loans	6 Months Ended
Jun. 30, 2025
Convertible Loans [Abstract]
CONVERTIBLE LOANS
8.	CONVERTIBLE LOANS

Convertible Loan I

On June 17, 2024, the Company entered into a Convertible Loan Agreement with an institutional investor (the “Investor I”) to issue and sell an aggregate principal amount of $3,260,869.57 senior convertible notes (the “Convertible Loan I”) with an 8% Original Issue Discount. The Company anticipates using the proceeds for general working capital purposes.

The Company also entered into a placement agency agreement (the “PAA”) with FT Global Capital Inc. (“FT Global” or “Placement Agent”), to engage FT Global as its exclusive Placement Agent on a “best efforts” basis for the offering. The Company agreed to pay the Placement Agent an aggregate cash fee equal to 7.5% of the gross proceeds raised in the offering, and to reimburse the Placement Agent for expenses up to $90,000.

Material Terms of the Convertible Loan I:

●	Pre-Delivery Shares: The Company is also concurrently offering an additional ADS, at par, representing 333,334 of its ordinary shares (the “Pre-Delivery Shares”), to the Investor I. Each holder of Pre-Delivery Shares is not permitted to sell, assign or transfer such Pre-Delivery Shares except in connection with a conversion of the Convertible Loan I of such holder to facilitate T+1 delivery of Conversion ADSs upon any conversion of Convertible Loan I. At such time when no Convertible Loan I remain outstanding, the remaining Pre-Delivery ADSs will be deemed surrendered and cancelled by the holder on the date the holder ceases to hold any Convertible Loan I. The offering of the Pre-Delivery ADSs is to ensure the Company’s timely delivery of Conversion Shares represented by Conversion ADSs on a T+1 basis with respect to future conversions of the Convertible Loan I.
●	Conversion at the Option of Holder: The Convertible Loan I will mature 360-days after the Issuance Date and will be convertible into the Group’s ADSs at a conversion price equal to $1.00 per ADS. Each holder of Convertible Loan I may convert all, or any part, of the outstanding principal of the Convertible Loan I, together with accrued and unpaid interest, any make-whole amount and any late charges thereon, at any time, at such holder’s option, into Conversion Shares represented by Conversion ADSs at the “Conversion Price” of $1.00 per ADS, subject to pro rata adjustment for any stock split, stock dividend, stock combination and/or similar transactions.

●	Interest Rate: the Convertible Loan I will bear interest at a rate of 6.0% per annum, which rate will increase to 15% in the event of occurrence and during the continuance of an event of default. Interest shall be payable on each interest date, which is the first calendar day of each calendar month with the first interest date being July 1, 2024. The Group may, at its option, pay interest on any interest date in cash or in a combination of cash interest and interest ADSs. The Interest Conversion Price shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Interest Date, (ii) 92% of the lowest VWAP of the ADSs during the ten 10 consecutive trading day period ending.

●	Alternate Conversion at Option of Holder: Each holder of Convertible Loan I may also convert all, or any part, of the outstanding principal of the Convertible Loan I, together with accrued and unpaid interest, any make-whole amount and any late charges thereon (subject to an additional 25% premium if an event of default then exists), at any time, at such holder’s option, into Conversion Shares represented by Conversion ADSs at the “Alternate Conversion Price” calculated the lower of:

(i)	the Conversion Price then in effect; and

(ii)	either,

x.	if no event of default then exists, 92% of the lowest volume weighted average price of the Company’s ADSs during the ten (10) consecutive Trading Days ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice; or

y.	if an event of default then exists, the lowest of:

(a)	80% of the volume weighted average price of the Company’s ADSs as of the trading day immediately preceding the delivery or deemed delivery of the applicable notice of conversion or event of default (as applicable);

(b)	80% of the volume weighted average price of the Company’s ADSs as of the trading day the delivery or deemed delivery of the applicable notice of conversion (if any); and

(c)	80% of the price computed as the quotient of (I) the sum of the volume weighted average price of the Company’s ADSs for each of the three (3) Trading Days with the lowest volume weighted average price of the Company’s ADSs during the 20 consecutive trading day period ending and including the trading day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (II) three (3)).

●	Redemption Rights: In connection with a change of control of the Group, each holder may require the Group to redeem in cash all, or any portion, of the Convertible Loan I at a 25% redemption premium to the greater of (i) the face value of the Convertible Loan I to be redeemed, (ii) the equity value of the Conversion Shares represented by Conversion ADSs underlying such Convertible Loan I, and (iii) the equity value of the change of control consideration payable to the holder of the Conversion Shares represented by Conversion ADSs underlying such Convertible Loan I.

The Company assessed the Convertible Loan I under ASC 815, identifying there are two embedded features, including conversion feature and redemption feature, and concluded that:

●	The conversion feature satisfied the requirement of “fixed-for-fixed” criterion and is considered indexed to the Company’s own stock, the conversion feature eligible for a scope exception from derivative accounting in accordance with ASC815-10-15-74 and the Company would not bifurcate the conversion feature.

●	The redemption feature requires cash settlement instead of settlement in shares, which is not eligible for a scope exception in accordance with ASC815-10-15-74, and the Group would bifurcate the redemption feature.

Considering the above, the redemption feature is required to be bifurcated as a separate unit of liability account and measured at fair value. After the bifurcation, the Convertible Loans I was accounted for using amortized cost method. The Company engaged a third-party appraiser to make the valuation of fair value of derivative liability of redemption feature, which was amounting to $280,198 initially. The Company recognized the issuance costs of Convertible Loan I of $503,055 and the discount as a direct deduction from the face amount of the Convertible Loan I in accordance with ASC835-30-45-1A. The debt issuance cost was amortized as interest expense using the effective interest method, over the term of the Convertible Loan I, with interest expenses of $29,110 and nil for the year six months ended June 30, 2024 and 2025, respectively.

During the six months ended June 30, 2024, Investor I completed two conversions of Convertible Loan I, pursuant to which the Group issued an aggregate of 100,000 ordinary shares at a conversion price of $2.11 per share. Subsequently, prior to October 7, 2024, Investor I converted the remaining principal of Convertible Loan I and all accrued but unpaid interest into ADSs, representing an aggregate of 3,562,581 ordinary shares, at conversion prices ranging from $0.69-$1.67 per share. All of the Pre-Delivery Shares in connection with Convertible Loan I was used for the conversion of Convertible Loan I or cancelled.

Convertible Loan II

On October 30, 2024, the Company entered into a Convertible Loan Agreement with another institutional investor (the “Investor II”) to issue and sell an aggregate principal amount of $2,175,000 convertible notes (the “Convertible Loan II”) with an 8% Original Issue Discount equal to $160,000. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Loan II:

●	Pre-Delivery Shares: The Company is also concurrently offering an additional ADS, at par, representing 1,650,000 ordinary shares (the “Pre-Delivery Shares”), to the Investor II. The Investor II is not permitted to sell, assign or transfer such Pre-Delivery Shares except in connection with a conversion of the Convertible Loan II to facilitate T+1 delivery of Conversion ADSs. At such time when the Convertible Loan II is no longer outstanding, the Company may repurchase the Pre-Delivery Shares at the same price they are sold to the Investor II.

●	Conversion at the Option of Holder: The Convertible Loan II will mature 12 months after the Purchase Price Date and will be convertible into the Company’s ADSs at a conversion price equal to the lower of (i) $6.0841 (the “Fixed Price”) or (ii) 85% multiplied by the lowest daily volume-weighted average price of the ADSs during the ten trading days preceding a conversion (the “Market Price”). The Conversion Price will be further reduced by $0.05 per ADS to cover any receipt issuance fees borne by the holder in connection with any Conversion.

●	Interest Rate: The Convertible Loan II will bear interest at a rate of 6.0% per annum which, (a) shall commence accruing on the date of issuance, (b) shall be computed on the basis of a 360-day year and twelve 30-day months and (c) shall be payable on the Maturity Date unless earlier converted. The interest rate will increase to 18% in the event of occurrence and during the continuance of an event of default.

The Company assessed the Convertible Loan II under ASC 815, identifying there are only conversion feature and concluded that the conversion feature is not required to be bifurcated as a separate unit of liability account as it satisfied the requirement of “fixed-for-fixed” criterion and is considered indexed to the Company’s own stock. Therefore, the Company accounts for the instrument as a liability in its entirety.

The Company recognized the issuance costs and the discount of Convertible Loan II of $175,000 as a direct deduction from the face amount of the Convertible Loan II in accordance with ASC835-30-45-1A. The debt issuance cost was amortized as interest expense using the effective interest method, over the term of the Convertible Loan II.

During 2024, the Investor II made a series of conversions, pursuant to which the Group issued 1,360,345 ordinary shares with conversion prices ranging from $1.26-$1.63 per share. The ending balance of Convertible Loan II was $216,756 as of December 31, 2024. Subsequently on January 14, 2025, the Investor II had converted the remaining balance of Convertible Loan II or unsettled interest expense into ADSs, pursuant to which the Group issued 156,315 ordinary shares with conversion prices of $1.50 per share.

Convertible Loan III

On January 6, 2025, the Company entered into a Convertible Loan Agreement with the Investor I and the Investor II to issue and sell an aggregate principal amount of $4,637,840 convertible notes (the “Convertible Loan III”) with an 8% Original Issue Discount equal to $342,840. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Loan III:

●	Conversion at the Option of Holder: The Convertible Loan III will mature 12 months after the Purchase Price Date (as defined in the applicable Note) and will be convertible into the Company’s ADSs at a conversion price equal to the lower of (i) $7.201 (the “Fixed Price”) or (ii) 85% multiplied by the lowest daily volume-weighted average price of the ADSs during the ten trading days preceding a conversion (the “Market Price”). The conversion price will be further reduced by $0.05 per ADS to cover any receipt issuance fees incurred by the holder in connection with any conversion (the “Conversion Price”).

●	Interest Rate: The Convertible Loan III will bear interest at a rate of 6.0% per annum, which will increase to 18% upon the occurrence and during the continuance of an event of default and upon written notice from the Investor. Each Note represents a general obligation of the Company and ranks pari passu with other obligations.

The Company assessed the Convertible Loan III under ASC 815, identifying there are only conversion feature and concluded that the conversion feature is not required to be bifurcated as a separate unit of liability account as it satisfied the requirement of “fixed-for-fixed” criterion and is considered indexed to the Company’s own stock. Therefore, the Company accounts for the instrument as a liability in its entirety.

The Company recognized the issuance costs and the discount of Convertible Loan III of $342,840 as a direct deduction from the face amount of the Convertible Loan III in accordance with ASC835-30-45-1A. The debt issuance cost was amortized as interest expense using the effective interest method, over the term of the Convertible Loan III, with interest expenses of $104,934 for the six months ended June 30, 2025.

During the six months ended June 30, 2025, Investor I and Investor II completed a series of conversions of Convertible Loan III, pursuant to which the Group issued an aggregate of 3,984,672 ordinary shares at a conversion price ranging from $0.65-$1.43 per share. The ending balance of Convertible Loan III was $353,904 as of June 30, 2025. Subsequently, prior to July 30, 2025, Investor II converted the remaining principal of Convertible Loan III and all accrued but unpaid interest into ADSs, representing an aggregate of 723,438 ordinary shares, at conversion prices ranging from $0.53-$0.57 per share.

Convertible Loan IV

On June 18, 2025, the Company entered into a Convertible Loan Agreement with the Investor I and Investor II to issue and sell an aggregate principal amount of $6,128,000 convertible notes (the “Convertible Loan IV”) with an Original Issue Discount equal to $518,000. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Loan IV:

●	Conversion at the Option of Holder: The Convertible Loan IV will mature 12 months after the Purchase Price Date (as defined in the applicable Note) and will be convertible into the Company’s ADSs at a conversion price equal to the lower of (i) $3.04428 (the “Fixed Price”) or (ii) 85% multiplied by the lowest daily volume-weighted average price of the ADSs during the ten trading days preceding a conversion (the “Market Price”). The conversion price will be further reduced by $0.05 per ADS to cover any receipt issuance fees incurred by the holder in connection with any conversion (the “Conversion Price”).

●	Interest Rate: The Convertible Loan IV will bear interest at a rate of 6% per annum, which will increase to 18% upon the occurrence and during the continuance of an event of default and upon written notice from the Investor. Each Note represents a general obligation of the Company and ranks pari passu with other obligations.

The Company assessed the Convertible Loan IV under ASC 815, identifying there are only conversion feature and concluded that the conversion feature is not required to be bifurcated as a separate unit of liability account as it satisfied the requirement of “fixed-for-fixed” criterion and is considered indexed to the Company’s own stock. Therefore, the Company accounts for the instrument as a liability in its entirety.

The Company recognized the issuance costs and the discount of Convertible Loan IV of $518,000 as a direct deduction from the face amount of the Convertible Loan IV in accordance with ASC835-30-45-1A. The debt issuance cost was amortized as interest expense using the effective interest method, over the term of the Convertible Loan IV, with interest expenses of $11,914 for the six months ended June 30, 2025.

On June 30, 2025, Investor I elected to convert a portion of Convertible Loan IV into 764,961 ordinary shares at a conversion price of US$0.65 per share. The corresponding ordinary shares were issued on July 2, 2025. The ending balance of Convertible Loan IV was $5,111,080 as of June 30, 2025. Subsequently, up to the date of issuance of this interim report, Investor I and Investor II completed a series of conversions of Convertible Loan IV, pursuant to which the Group issued an aggregate of 12,703,479 ordinary shares at a conversion price ranging from $0.12-$0.39 per share.